Summary of significant accounting policies - Revenue by major product line and Foreign Currency translation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ¥ / $	Dec. 31, 2023 USD ($) ¥ / $	Dec. 31, 2022 USD ($) ¥ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $
Summary of significant accounting policies
Revenues	$ 10,073	$ 3,569	$ 3,875
Foreign exchange	7.19	7.08		0.62	0.68
Foreign Currency Exchange Rate	7.12	6.56	6.73	0.66	0.66	0.7
Interest On Loans
Summary of significant accounting policies
Revenues	$ 3,308	$ 2,313	$ 2,451
Property lease and management
Summary of significant accounting policies
Revenues	1,780	1,069	1,106
Applications, technology & services
Summary of significant accounting policies
Revenues	151	$ 187	$ 318
Consultancy services for insurance products
Summary of significant accounting policies
Revenues	4,478
Advisory and referral services
Summary of significant accounting policies
Revenues	$ 356